Note 24 - Post-employment and other employee benefit commitments (Tables)	6 Months Ended
Jun. 30, 2020
Post-employment and other employee benefit commitments
Consolidated Income Statement Impact
Condensed consolidated income statement impact (Millions of Euros)
	Notes	June 2020	June 2019
Interest income and expense		25	38
Personnel expense		76	79
Defined contribution plan expense	39.1	49	55
Defined benefit plan expense	39.1	27	24
Provisions, net	41	145	127
Total: expense (income)		247	244